Document and Entity Information	Oct. 14, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001337634
Document Type	8-K
Document Period End Date	Oct. 14, 2026
Entity Registrant Name	STUBHUB HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-42846
Entity Tax Identification Number	20-2082924
Entity Address, Address Line One	175 Greenwich Street
Entity Address, Address Line Two	59th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	(888)
Local Phone Number	977-5364
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.001 per share
Trading Symbol	STUB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false